OTHER ASSETS	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS

	As at December 31, 2020	As at December 31, 2019
Value added taxes recoverable[1]	$193	$253
Other investments[2]	428	258
Notes receivable[3]	154	202
Norte Abierto JV Partner Receivable	193	189
Restricted cash[4]	146	162
Carlin prepaid royalty	117	115
Prepayments	44	30
Derivative assets[5]	40	—
Other	148	98
	$1,463	$1,307
[1]Includes VAT and fuel tax receivables of $52 million in Argentina, $79 million in Tanzania and $61 million in Chile (Dec. 31, 2019: $70 million, $128 million and $53 million, respectively).
[2]Includes equity investments in other mining companies.
3Primarily represents the interest bearing promissory note due from NovaGold.
[4]Primarily represents the cash balance at Pueblo Viejo that is contractually restricted in respect of disbursements for environmental rehabilitation that are expected to occur near the end of Pueblo Viejo’s mine life.
5Primarily consists of contingent consideration received as part of the sale of Massawa. Refer to note 4.